SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 145	$ 45	$ 24
Work in progress			316
Finished goods		278	560
Inventory write downs		(79)
Inventory net	$ 145	$ 244	$ 900